Note 5 - Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
		Years ended December 31
	2024	2023	2022
Risk-free interest rate	3.23%-3.33%	3.02%	3.28%
Annual inflation	2.29%-2.83%	2.25%	2.50%